Fair Value Measurements	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on an assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying condensed consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At June 30, 2021, assets held in the Trust Account were comprised of $350,119,600 in Money Market Funds primarily invested in U.S. securities. At December 31, 2020, assets held in the Trust Account were comprised of $642 in cash and $350,218,694 in U.S. Treasury securities. Through June 30, 2021, the Company withdrew $172,392 of interest earned on the Trust Account to pay for its franchise and income tax obligations, of which $172,392 was withdrawn during the three months ended June 30, 2021.

The following table presents information about the gross holding gains (losses) and fair value of held-to-maturity securities at June 30, 2021 and December 31, 2020:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain (Loss)	Fair Value
December 31, 2020	U.S.TreasurySecurities (Mature on 2/25/2021)	$350,218,694	$(4,298)	$350,214,396

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	Level	June 30, 2021	December 31, 2020
Assets:
Investments held in Trust Account	1	$350,119,600	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$24,498,250	$44,800,000
Warrant Liability – Private Placement Warrants	3	$11,625,930	$21,326,490

As of June 30, 2021 and December 31, 2020, respectively, the recorded values of cash, accounts payable and accrued expenses and franchise tax payable approximate their fair values due to the short-term nature of these instruments.

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the condensed consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed consolidated statement of operations.

The Public Warrants are measured at fair value on a recurring basis. The Public Warrants were valued using the instrument’s publicly listed trading price, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market. The Private Placement Warrants were valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs utilized in determining fair value of the Private Placement Warrants is the expected volatility of the Company’s common stock.

The following table presents the quantitative information regarding Level 3 fair value measurements:

	June 30, 2021	December 31, 2020
Unit price	$9.95	$11.30
Strike Price	$11.50	$11.50
Term (Years)	5.00	5.50
Volatility	20.5%	25.0%
Risk-free rate	0.88%	0.43%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of the Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$21,326,490
Change in valuation inputs or other assumptions(1)	(9,700,560)
Fair value as of June 30, 2021	$11,625,930

____________

(1)      Changes in valuation are recognized as a change in fair value of warrant liabilities in the condensed consolidated statement of operations.

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:      Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:      Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:      Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $642 in cash and $350,218,694 in U.S. Treasury securities. During the year ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

	Level	Fair Value at December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$44,800,000
Warrant Liability – Private Placement Warrants	3	$21,326,510

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2020 other than the transfer of the public warrants from Level 3 to Level 1.

The warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

Initial Measurement — Public Warrants

The Company established the initial fair value for the public warrants on June 30, 2020, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation implementing the Black-Scholes Option Pricing Model that was modified to capture the redemption features of the public warrants. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining the fair value of the public warrants are the expected volatility of the Company’s common stock and our common stock price. The expected volatility of our common stock was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. Our common stock price was determined based on an iterative procedure that matched the estimated value of the common stock and fractional warrant price to equate to the observed price of our outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the public warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.

On June 30, 2020, the public warrants’ fair value was $1.13 per warrant for an aggregate value of $19.7 million.

Subsequent Measurement — Public Warrants

The public warrants are measured at fair value on a recurring basis. The public warrants were valued using the instrument’s publicly listed trading price as of September 30, 2020 and December 31, 2020, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market.

As of September 30, 2020, the aggregate value of the public warrants was $19.1 million and as of December 31, 2020, the aggregate value of the public warrants was $44.8 million.

Initial Measurement — Private Placement Warrants

The private placement warrants were valued using a Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. The underlying assumptions in the Black-Scholes option pricing model include the underlying share price, risk-free interest rate, estimated volatility and the expected term. The primary unobservable inputs utilized in determining fair value of the private placement warrants are the expected volatility of our common stock and our common stock price. The expected volatility of our common stock was determined based on implied volatilities of public warrants issued by selected guideline companies and was estimated to be 10% before the expected business combination and 20% after the expected business combination. Our stock price was determined based on an iterative procedure that matched the estimated value of the common stock and fractional warrant price to equate to the observed price of our outstanding units. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the public warrants. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. Inputs are re-evaluated each quarterly reporting period to estimate the fair market value of the private placement warrants as of the reporting period.

On June 30, 2020, the private placement warrants’ fair value was $1.13 per warrant for an aggregate value of $9.2 million.

Subsequent Measurement — Private Placement Warrants

On September 30, 2020, the private placement warrants were valued using a Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs utilized in determining fair value of the private placement warrants is the expected volatility of our common stock. The expected volatility of our common stock was determined based on implied volatility of the public warrants and was estimated to be 10% before the expected business combination and 18.5% after the expected business combination. Updating the remaining inputs to the Black-Scholes option pricing model as of September 30, 2020 resulted in the private placement warrants’ fair value of $1.11 per warrant for an aggregate value of $9.0 million.

On December 31, 2020, the private placement warrants were valued using a Black-Scholes option pricing model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs utilized in determining fair value of the private placement warrants is the expected volatility of our common stock. The expected volatility of our common stock was determined based on implied volatility of the public warrants and was estimated to be 10% before the expected business combination and 26.5% after the expected business combination. Updating the remaining inputs to the Black-Scholes option pricing model as of December 31, 2020 resulted in the private placement warrants’ fair value of $2.63 per warrant for an aggregate value of $21.3 million.